United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Quarter ended 09/30/15

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount, Shares or Contracts			Value
		INVESTMENT COMPANIES—84.9%[1]
16,201		Emerging Markets Fixed Income Core Fund	$540,845
1,651,467		Federated Absolute Return Fund, Institutional Shares	16,977,075
42,366		Federated Bank Loan Core Fund	422,389
912,021		Federated Clover Small Value Fund, Institutional Shares	21,259,202
353,667		Federated Emerging Markets Equity Fund, Institutional Shares	2,793,972
1,191,974		Federated Equity Income Fund, Inc., Institutional Shares	25,746,631
300,795		Federated InterContinental Fund, Institutional Shares	13,671,148
1,061,402		Federated Intermediate Corporate Bond Fund, Institutional Shares	9,871,041
429,281		Federated International Leaders Fund, Class R6 Shares	13,183,225
3,817,431		Federated International Strategic Value Dividend Fund, Institutional Shares	13,475,530
1,267,852		Federated Kaufmann Large Cap Fund, Class R6 Shares	23,062,226
464,840		Federated Mortgage Core Portfolio	4,629,806
1,367,585		Federated Project and Trade Finance Core Fund	12,773,248
3,826,300		Federated Prudent Bear Fund, Institutional Shares	8,800,489
2,301,706		Federated Strategic Value Dividend Fund, Institutional Shares	13,050,674
966		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,660
353,789		High Yield Bond Portfolio	2,129,812
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $200,664,127)	182,397,973
		CORPORATE BONDS—0.8%
$25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,135
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	62,270
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	151,140
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	56,984
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	75,380
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	98,334
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,215
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	48,758
100,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	100,536
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	92,165
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	21,619
30,000		Comerica, Inc., 3.800%, 07/22/2026	30,000
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	49,750
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	38,214
50,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 03/15/2025	44,072
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	51,248
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 06/15/2025	49,407
40,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	39,064
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 04/01/2025	68,512
15,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	15,577
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,198
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,746
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	101,314
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,780
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	24,672
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	138,129
1

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
$25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	$23,487
90,000		Williams Partners LP, 4.900%, 01/15/2045	67,274
10,000		Williams Partners LP, 5.100%, 09/15/2045	7,678
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	55,062
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,570,904)	1,658,720
		ASSET-BACKED SECURITIES—0.2%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.543%, 12/15/2021	149,939
125,000		Capital One Multi Asset Execution Trust 2014-A4, A4, 0.526%, 06/15/2022	125,074
150,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.580%, 03/18/2019	149,704
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $425,000)	424,717
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
225,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	234,244
50,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	50,709
105,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	107,901
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $391,380)	392,854
		EXCHANGE-TRADED FUNDS—5.0%
90,527		iShares Dow Jones U.S. Real Estate Index Fund	6,422,891
286,677	[4]	PowerShares DB Commodity Index Tracking Fund	4,343,156
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $13,632,494)	10,766,047
		U.S. TREASURIES—4.2%
205,734		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	179,015
745,779		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	759,158
1,560,676		U.S. Treasury Inflation-Protected Bond, Series TIPS of,1.750%, 1/15/2028	1,728,328
101,910		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	101,353
300,265		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	288,231
993,148		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	989,851
885,376		U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	920,791
1,654,597		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,738,425
577,927		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	552,343
1,284,466		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	1,271,270
509,250		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	507,738
1,000		United States Treasury Bond, 3.000%, 11/15/2044	1,022
2,000		United States Treasury Bond, 3.000%, 5/15/2045	2,049
		TOTAL U.S. TREASURIES (IDENTIFIED COST $9,334,234)	9,039,574
		PURCHASED CALL OPTIONS—0.4%
875		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date, 6/17/2016	667,187
515		SPDR S&P 500 ETF Trust, Strike Price $210, Expiration Date, 12/19/2015	24,978
270		SPDR S&P 500 ETF Trust, Strike Price $210, Expiration Date, 3/18/2016	55,620
375		SPDR S&P 500 ETF Trust, Strike Price $215, Expiration Date, 12/19/2015	5,813
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,110,271)	753,598
		PURCHASED PUT OPTION—2.4%
2,780		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date, 6/17/2016 (IDENTIFIED COST $4,329,873)	5,205,550
2

Principal Amount, Shares or Contracts		Value
	REPURCHASE AGREEMENT—1.3%
$2,782,000	Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (AT COST)	$2,782,000
	TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $234,240,283)[5]	213,421,033
	OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	1,352,301
	TOTAL NET ASSETS—100%	$214,773,334
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Ultra Bond Long Futures	12	$1,924,875	December 2015	(12,480)
[4]United States Treasury Notes 2-Year Long Futures	34	$7,447,063	December 2015	$10,205
4S&P 500 Index Short Futures	91	$43,422,925	December 2015	$328,504
[4]United States Long Bond Short Futures	2	$314,687	December 2015	$(3,043)
[4]United States Treasury Notes 5-Year Short Futures	9	$1,084,641	December 2015	$(6,981)
[4]United States Treasury Notes 10-Year Short Futures	26	$3,347,094	December 2015	$(27,512)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$288,693
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,458,799 and $12,250,671, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,200,748. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $238,518, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $238,518, which represented 0.1% of total net assets.
4	Non-income-producing security.
5	At September 30, 2015, the cost of investments for federal tax purposes was $234,353,106. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $20,932,073. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $905,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,837,308.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
3

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$161,901,873	$20,496,100	$—	$182,397,973
Debt Securities:
Corporate Bonds	—	1,658,720	—	1,658,720
Asset-Backed Securities	—	424,717	—	424,717
Commercial Mortgage-Backed Securities	—	392,854	—	392,854
U.S. Treasuries	—	9,039,574	—	9,039,574
Exchange-Traded Funds	10,766,047	—	—	10,766,047
Purchased Call Options	753,598	—	—	753,598
Purchased Put Option	5,205,550	—	—	5,205,550
Repurchase Agreement	—	2,782,000	—	2,782,000
TOTAL SECURITIES	$178,627,068	$34,793,965	$—	$213,421,033
OTHER FINANCIAL INSTRUMENTS[2]	$288,693	$—	$—	$288,693
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available, and with respect to Federated Project and Trade Finance Core Fund due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
TIPS	—Treasury Inflation Protected Notes
5
Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.9%
		Aerospace/Defense—1.0%
$500,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$488,905
525,000		TransDigm, Inc., 5.50%, 10/15/2020	503,016
500,000		TransDigm, Inc., 7.50%, 7/15/2021	523,750
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	773,437
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	377,940
375,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	353,906
		TOTAL	3,020,954
		Automotive—4.3%
1,275,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	1,345,125
975,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	984,750
175,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	193,375
275,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	275,344
1,375,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,113,750
950,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	969,000
800,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	846,000
825,000		Lear Corp., 4.75%, 1/15/2023	812,625
625,000		Lear Corp., 5.25%, 1/15/2025	615,625
250,000		Lear Corp., 5.375%, 3/15/2024	251,250
1,000,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	1,045,000
475,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	422,750
350,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	337,750
400,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	396,000
1,075,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,161,000
200,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	194,000
925,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	1,010,562
1,350,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	1,086,750
175,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	166,031
450,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	412,875
		TOTAL	13,639,562
		Building Materials—2.3%
200,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	205,500
450,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	463,500
1,075,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,069,625
575,000		Anixter International, Inc., 5.125%, 10/1/2021	572,844
450,000		Anixter International, Inc., 5.625%, 5/1/2019	473,625
275,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	271,563
275,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	277,062
325,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	329,875
250,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	250,000
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	252,188
300,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	313,500
225,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	230,625
675,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	710,437
1,025,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	1,030,125
350,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	364,875
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$575,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	$575,719
		TOTAL	7,391,063
		Cable Satellite—5.6%
150,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	144,375
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	739,156
175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	159,906
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	372,000
450,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	397,688
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,082,594
625,000		Charter Communications Holdings II, 5.125%, 2/15/2023	578,125
850,000		Charter Communications Holdings II, 5.75%, 1/15/2024	813,875
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	227,250
2,050,000		DISH DBS Corp., 5.875%, 7/15/2022	1,814,250
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	383,625
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	441,281
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	507,625
1,150,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	902,750
1,800,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,489,500
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	455,062
1,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,164,375
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	453,375
1,125,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,087,031
425,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	411,188
550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	518,375
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	952,375
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	267,438
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	830,250
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	898,875
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	188,500
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	275,625
		TOTAL	17,556,469
		Chemicals—2.2%
850,000		Ashland, Inc., 4.75%, 8/15/2022	794,750
325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	307,938
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	631,125
625,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	660,156
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	469,875
100,000		Georgia Gulf Corp., 4.875%, 5/15/2023	84,375
625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	534,375
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	617,907
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	611,730
725,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	623,500
1,275,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,102,875
250,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	247,500
300,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	295,125
		TOTAL	6,981,231
		Construction Machinery—0.8%
475,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	336,062
350,000		United Rentals, Inc., 4.625%, 7/15/2023	340,375
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$175,000		United Rentals, Inc., 5.75%, 11/15/2024	$168,438
1,550,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,455,062
175,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	175,438
		TOTAL	2,475,375
		Consumer Cyclical Services—1.6%
825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	761,063
650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	599,625
1,600,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,488,000
950,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	915,562
725,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	717,750
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	279,125
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	252,500
		TOTAL	5,013,625
		Consumer Products—2.6%
1,875,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,975,781
1,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	784,125
1,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	1,075,250
550,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	556,875
1,425,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,396,500
300,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	310,500
550,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	563,750
775,000		Springs Industries, Inc., 6.25%, 6/1/2021	771,125
425,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.625%, 10/15/2023	426,594
475,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	484,500
		TOTAL	8,345,000
		Diversified Manufacturing—1.1%
1,225,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,090,250
900,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	785,250
450,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	461,250
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,177,531
		TOTAL	3,514,281
		Financial Institutions—3.5%
800,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	801,000
200,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	199,750
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	1,277,250
950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	917,938
400,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	394,000
625,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	619,531
475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	503,500
150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	157,500
750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	747,188
1,725,000	[1,2]	Hockey Merger Sub 2 Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,651,687
750,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	727,500
1,500,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,601,250
1,550,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	1,474,437
		TOTAL	11,072,531
		Food & Beverage—3.1%
2,100,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,979,250
1,575,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	1,637,764
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$775,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	$788,562
1,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	1,600,625
375,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	385,312
550,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	567,531
250,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	264,375
115,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	117,013
100,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	95,750
2,350,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,438,125
		TOTAL	9,874,307
		Gaming—3.5%
375,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	375,000
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	471,375
700,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	714,000
675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	514,688
450,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	459,000
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,122,187
725,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	752,188
675,000		MGM Resorts International, 6.00%, 3/15/2023	656,438
875,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	894,687
1,450,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	1,469,937
775,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	824,081
425,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	467,500
574,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	598,036
565,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	601,725
1,175,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,227,875
		TOTAL	11,148,717
		Health Care—8.8%
925,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	846,375
1,175,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,177,937
1,775,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,817,085
725,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	739,500
200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	192,500
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	737,906
1,475,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,463,937
600,000		HCA, Inc., 4.75%, 5/1/2023	603,600
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,683,375
675,000		HCA, Inc., Bond, 5.875%, 3/15/2022	725,625
2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,014,875
1,050,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,189,125
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	741,313
325,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	327,438
1,250,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,289,062
775,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	783,719
1,900,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	1,904,750
2,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,199,375
1,150,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,144,250
900,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	895,500
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	681,750
1,525,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,624,735
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,050,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	$1,029,000
425,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	420,219
575,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	572,125
850,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	892,500
		TOTAL	27,697,576
		Independent Energy—5.1%
800,000		Antero Resources Corp., 6.00%, 12/1/2020	744,000
275,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	237,875
275,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	242,687
450,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	398,250
725,000		Approach Resources, Inc., 7.00%, 6/15/2021	438,625
350,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	126,875
200,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	123,000
1,100,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	664,125
50,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	44,125
1,025,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	963,500
225,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	67,500
175,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	55,563
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	49,289
75,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	50,438
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	999,000
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	246,250
250,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	186,250
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	140,875
700,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	605,500
550,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	74,250
150,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	26,625
975,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	962,812
50,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	46,250
450,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	375,750
325,000		Laredo Petroleum, 5.625%, 1/15/2022	292,500
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	205,875
175,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	170,188
1,225,000		Legacy Reserves, 6.625%, 12/1/2021	839,125
550,000		Linn Energy LLC, 6.50%, 5/15/2019	154,000
325,000		Linn Energy LLC, 6.50%, 9/15/2021	69,063
350,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	82,250
200,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	54,000
1,225,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	917,219
400,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	312,000
50,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	39,500
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	515,125
175,000		PDC Energy, Inc., 7.75%, 10/15/2022	174,125
475,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	458,375
150,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	144,750
150,000		Range Resources Corp., 5.00%, 8/15/2022	133,501
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	266,812
597,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	533,569
850,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	762,348
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	$297,937
325,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	280,312
75,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	70,125
175,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	38,609
500,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	112,500
550,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	121,000
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	348,750
1,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,000,500
		TOTAL	16,263,472
		Industrial - Other—2.0%
500,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	502,500
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	837,000
925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	899,563
750,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	712,500
375,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	365,625
1,000,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	925,000
1,275,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,294,125
850,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	837,250
		TOTAL	6,373,563
		Leisure—0.9%
650,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	654,875
175,000		Cinemark USA, Inc., 5.125%, 12/15/2022	172,156
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	332,063
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	419,156
1,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,105,500
		TOTAL	2,683,750
		Lodging—0.2%
600,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	622,500
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	150,000
		TOTAL	772,500
		Media Entertainment—7.9%
475,000		AMC Networks, Inc., 7.75%, 7/15/2021	504,735
450,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	425,813
250,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	250,313
675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	686,812
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	280,844
1,150,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	963,125
275,000		Clear Channel Worldwide, 6.50%, 11/15/2022	274,656
1,650,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,662,375
475,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	342,594
1,250,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	1,256,250
775,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	815,687
250,000		Gannett Co., Inc., 5.125%, 10/15/2019	254,375
950,000		Gannett Co., Inc., 6.375%, 10/15/2023	999,875
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	98,250
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	97,500
1,350,000		Gray Television, Inc., 7.50%, 10/1/2020	1,388,812
150,000		Lamar Media Corp., 5.00%, 5/1/2023	148,500
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$425,000		Lamar Media Corp., 5.875%, 2/1/2022	$443,594
375,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	380,625
1,100,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	1,094,500
1,050,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,078,875
900,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	891,000
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	874,125
1,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	998,750
725,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	676,969
800,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	688,000
1,450,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,323,125
100,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	99,500
1,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,337,719
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	403,000
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	646,313
1,350,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,356,750
500,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	470,000
750,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	670,312
1,025,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	996,812
		TOTAL	24,880,485
		Metals & Mining—0.6%
625,000		ArcelorMittal SA, 6.125%, 6/1/2025	507,812
250,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	238,125
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	92,000
725,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	666,547
500,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	483,125
		TOTAL	1,987,609
		Midstream—6.4%
725,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	671,666
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	112,134
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	482,500
375,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	379,109
275,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	239,443
825,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	705,375
2,525,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,285,125
450,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	411,750
500,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	470,000
825,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	771,375
750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	734,531
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	382,000
1,250,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	1,227,980
600,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	552,000
575,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	530,322
425,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	392,148
250,000		Regency Energy Partners LP, 4.50%, 11/1/2023	231,577
475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	464,583
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	194,500
875,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	774,375
675,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	590,625
1,725,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	1,608,562
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$225,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	$203,063
300,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	280,500
750,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	662,812
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	511,500
698,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	731,155
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	261,938
925,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	800,125
275,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	265,375
300,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	250,500
150,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	133,875
175,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	167,563
470,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	458,250
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	320,938
50,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	49,250
200,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	196,000
575,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	573,562
		TOTAL	20,078,086
		Oil Field Services—0.1%
450,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	252,000
600,000		FTS International, Inc., 6.25%, 5/1/2022	189,000
		TOTAL	441,000
		Packaging—6.0%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,148,812
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	579,313
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	70,941
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	192,000
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	417,750
850,000		Ball Corp., 4.00%, 11/15/2023	803,250
500,000		Ball Corp., 5.00%, 3/15/2022	503,750
650,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	643,090
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	805,375
1,800,000		Berry Plastics Corp., 5.50%, 5/15/2022	1,748,250
150,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	151,125
1,525,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,479,250
1,350,000		Crown Americas LLC, 4.50%, 1/15/2023	1,333,125
200,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	208,250
950,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	990,375
150,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	143,063
750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	722,812
250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	252,500
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	303,563
1,250,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,265,625
1,025,000		Reynolds Group, 8.25%, 2/15/2021	1,027,562
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	285,750
875,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	868,437
650,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	654,875
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	417,563
275,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	279,813
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,750,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	$1,662,500
		TOTAL	18,958,719
		Paper—0.5%
775,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	720,750
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	595,313
275,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	275,000
		TOTAL	1,591,063
		Pharmaceuticals—3.8%
50,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	48,188
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	981,250
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	992,500
1,225,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	1,218,875
2,000,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,950,000
150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	143,813
875,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	760,703
300,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	268,500
225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	205,594
375,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	372,187
450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	428,625
1,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,677,812
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	190,000
50,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	48,719
1,200,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	1,153,500
1,625,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	1,560,650
		TOTAL	12,000,916
		Refining—0.4%
525,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	511,350
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	837,250
		TOTAL	1,348,600
		Restaurants—1.7%
575,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	563,615
2,125,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	2,162,188
850,000		NPC INTL/OPER CO. A&B, Inc., 10.50%, 1/15/2020	888,250
1,650,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,633,500
		TOTAL	5,247,553
		Retailers—2.9%
1,675,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,698,031
575,000	[1]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	462,875
625,000		Limited Brands, Inc., 5.625%, 10/15/2023	667,188
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	663,281
1,125,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,178,438
900,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	931,500
975,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	984,750
950,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	966,625
1,125,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,120,781
325,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	334,750
		TOTAL	9,008,219
		Technology—12.6%
775,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	484,375
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$375,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	$241,875
975,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	791,578
650,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	549,250
1,050,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	1,052,625
1,100,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	785,125
200,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	209,250
750,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	757,342
1,350,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,353,375
675,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	649,269
625,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	599,219
600,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	617,250
775,000	[1,2]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	468,875
250,000	[1,2]	DataTel Inc., Series 144A, 9.625%, 12/1/2018	255,938
650,000		Emdeon, Inc., 11.00%, 12/31/2019	694,688
375,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	364,688
1,050,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,019,812
1,300,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,324,375
244,000		First Data Corp., 11.25%, 1/15/2021	267,180
1,300,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,290,250
2,775,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,906,812
250,000		Flextronics International Ltd., 5.00%, 2/15/2023	251,250
550,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	576,125
1,225,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,128,531
1,700,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,706,375
2,425,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	2,143,094
150,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	149,531
1,525,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	1,403,000
775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	778,875
300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	290,625
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	468,675
1,125,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	1,077,187
525,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	530,250
250,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	254,063
275,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	253,000
675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	629,438
450,000		NCR Corp., 6.375%, 12/15/2023	442,688
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	480,625
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	642,094
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	172,156
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	208,500
1,275,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,278,187
675,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	688,500
625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	625,781
300,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	281,438
1,675,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	1,684,614
475,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	479,156
1,875,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,938,281
975,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	833,625
725,000		Verisign, Inc., 4.625%, 5/1/2023	708,688
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,025,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	$1,094,187
		TOTAL	39,881,690
		Transportation Services—0.5%
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,259,375
150,000		Hertz Corp., 5.875%, 10/15/2020	150,000
200,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	204,000
		TOTAL	1,613,375
		Utility - Electric—1.3%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,361,187
175,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	182,219
425,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	439,875
15,521	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	15,637
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	576,875
475,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	490,200
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	458,438
575,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	510,312
200,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	173,500
		TOTAL	4,208,243
		Wireless Communications—3.9%
1,200,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	1,095,000
825,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	724,969
575,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	553,437
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	200,250
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	250,938
1,575,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,464,750
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	217,688
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	50,000
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,044,219
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	75,375
800,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	794,000
2,275,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,655,062
725,000		Sprint Corp., 7.125%, 6/15/2024	559,772
1,075,000		Sprint Corp., 7.875%, 9/15/2023	872,766
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	301,500
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	736,125
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	372,187
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	266,063
375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	359,062
775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	753,203
		TOTAL	12,346,366
		Wireline Communications—0.7%
225,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	221,344
400,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	415,000
600,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	630,000
850,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	810,152
150,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	154,576
		TOTAL	2,231,072
		TOTAL CORPORATE BONDS (IDENTIFIED COST $330,535,364)	309,646,972
11

Principal Amount or Shares			Value
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	$0
6,236	[3,5]	Lone Pine Resources, Inc.	7,234
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,520)	7,234
		REPURCHASE AGREEMENT—3.4%
		Finance - Banking—3.4%
10,667,000		Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (AT COST)	10,667,000
		TOTAL INVESTMENTS—101.3% (IDENTIFIED COST $341,251,884)[7]	320,321,206
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[8]	(3,984,089)
		TOTAL NET ASSETS—100%	$316,337,117
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $156,625,434, which represented 49.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $155,313,297, which represented 49.1% of total net assets.

Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$15,521	$15,637
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	10/9/2012	$575,254	$462,875
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	10/4/2012	$1,048,656	$833,625
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At September 30, 2015, the cost of investments for federal tax purposes was $341,872,294. The net unrealized depreciation of investments for federal tax purposes was $21,551,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,826,473 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,377,561.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
12

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
13

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$309,646,972	$0	$309,646,972
Equity Securities:
Common Stocks
International	—	—	7,234	7,234
Repurchase Agreement	—	10,667,000	—	10,667,000
TOTAL SECURITIES	$—	$320,313,972	$7,234	$320,321,206
14
Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—89.8%
		Consumer Discretionary—11.3%
2,200	[1]	Amazon.com, Inc.	$1,126,158
18,200		Bloomin Brands, Inc.	330,876
2,015	[1]	Cnova NV	6,085
3,965	[2]	Cracker Barrel Old Country Store, Inc.	583,965
19,720		D.R. Horton, Inc.	578,979
23,422	[1]	Dave & Buster's Entertainment, Inc.	886,054
3,700		Dollar General Corp.	268,028
26,300		Hanesbrands, Inc.	761,122
46,700		Hilton Worldwide Holdings, Inc.	1,071,298
61,000	[1]	La Quinta Holdings, Inc.	962,580
7,867		Metaldyne Performance Group, Inc.	165,286
5,900	[1]	Mohawk Industries, Inc.	1,072,561
16,700		Moncler SpA	299,444
708,680		NagaCorp Limited	426,436
20,000	[1]	One Group Hospitality, Inc./The	71,600
470	[1]	Priceline.com, Inc.	581,324
462,000		Samsonite International SA	1,513,408
37,300		Starbucks Corp.	2,120,132
3,200		Tractor Supply Co.	269,824
3,800		Whirlpool Corp.	559,588
23,871	[1]	Yoox SpA	720,359
		TOTAL	14,375,107
		Consumer Staples—2.4%
21,500	[1]	Blue Buffalo Pet Products, Inc.	385,065
4,500		CVS Health Corp.	434,160
14,500	[1]	Hain Celestial Group, Inc.	748,200
8,641		Smucker (J.M.) Co.	985,851
24,000	[1]	Sprouts Farmers Market, Inc.	506,400
		TOTAL	3,059,676
		Energy—0.4%
10,100	[1]	Cheniere Energy, Inc.	487,830
		Financials—9.4%
72,216		American International Group, Inc.	4,103,313
5,880		BlackRock, Inc.	1,749,124
33,500	[1]	CBRE Group, Inc.	1,072,000
12,600		Crown Castle International Corp.	993,762
74,200		EverBank Financial Corp.	1,432,060
7,000		Housing Development Finance Corp. Ltd.	129,606
8,300		JPMorgan Chase & Co.	506,051
14,300		Ryman Hospitality Properties	703,989
24,100		Wells Fargo & Co.	1,237,535
		TOTAL	11,927,440
		Health Care—32.8%
16,160	[1]	Acadia Pharmaceuticals, Inc.	534,411
46,100	[1]	Alkermes, Inc.	2,704,687
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
3,326	[1]	Allergan PLC	$904,040
25,213	[1]	Amphastar Pharmaceuticals, Inc.	294,740
5,390	[1]	Amsurg Corp.	418,857
105,420	[1]	Arena Pharmaceuticals, Inc.	201,352
3,100	[1]	aTyr Pharma, Inc.	31,806
45,834	[1,2]	BioDelivery Sciences International, Inc.	254,837
4,600	[1]	Biogen, Inc.	1,342,326
82,320	[1,3]	Catalyst Pharmaceutical Partners, Inc.	246,960
4,000	[1]	Cerner Corp.	239,840
5,200	[1]	Coherus Biosciences, Inc.	104,208
297,060	[1,3]	Corcept Therapeutics, Inc.	1,116,946
48,200	[1]	Dexcom, Inc.	4,138,452
15,800	[1]	Diplomat Pharmacy, Inc.	453,934
215,500	[1,3]	Dyax Corp.	4,113,895
43,860	[1,3]	Dynavax Technologies Corp.	1,076,324
36,463	[1,3]	Egalet Corp.	480,582
50,140	[1,3]	ExamWorks Group, Inc.	1,466,094
12,900	[1]	GW Pharmaceuticals PLC, ADR	1,178,673
30,100	[1,3]	Galapagos NV	1,232,688
22,857	[1,3]	Galapagos NV, ADR	930,508
2,200	[1]	Genfit	83,813
12,400		Gilead Sciences, Inc.	1,217,556
21,800	[1]	HealthEquity, Inc.	644,190
12,000	[1]	IDEXX Laboratories, Inc.	891,000
14,000	[1]	Illumina, Inc.	2,461,480
14,520	[1]	Intersect ENT, Inc.	339,768
15,460	[1]	MacroGenics, Inc.	331,153
10,500		Medtronic PLC	702,870
44,611	[1,3,4]	Minerva Neurosciences, Inc.	234,208
83,580	[1]	Nektar Therapeutics	916,037
16,700	[1]	Neovasc, Inc.	82,498
33,650	[1,3]	Ocular Therapeutix, Inc.	473,119
21,000	[1,3]	Otonomy, Inc.	374,010
8,365	[1,3]	Otonomy, Inc.	148,981
10,220	[1]	Poxel SA	97,378
42,970	[1,3]	Premier, Inc.	1,476,879
248,090	[1,3]	Progenics Pharmaceuticals, Inc.	1,419,075
151,265	[1,3]	Protalix Biotherapeutics, Inc.	178,493
10,310	[1]	Repligen Corp.	287,134
4,700	[1]	SAGE Therapeutics, Inc.	198,904
19,560	[1,3]	SCYNEXIS, Inc.	142,397
12,000	[1]	Seres Therapeutics, Inc.	355,680
8,020		Shire Ltd.	547,397
2,850		Shire Ltd., ADR	584,906
12,400	[1,2]	Spark Therapeutics, Inc.	517,452
27,200	[1,3]	SteadyMed Ltd.	96,560
2,945	[1,3,4]	SteadyMed Ltd.	10,455
79,320	[1,3]	Threshold Pharmaceuticals, Inc., Class THL	322,832
7,650	[1]	Ultragenyx Pharmaceutical, Inc.	736,771
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
66,550	[1]	Veeva Systems, Inc.	$1,557,935
21,900	[1]	Versartis, Inc.	252,507
41,100	[1,3]	Zogenix, Inc.	554,850
6,300	[1,3]	Zynerba Pharmaceuticals, Inc.	90,153
		TOTAL	41,794,601
		Industrials—7.8%
36,000		Air Lease Corp.	1,113,120
20,900	[1]	Caesar Stone SDOT Yam Ltd.	635,360
6,900		Danaher Corp.	587,949
16,400		Hexcel Corp.	735,704
19,320		KAR Auction Services, Inc.	685,860
16,100	[1]	Kirby Corp.	997,395
8,500	[1]	Middleby Corp.	894,115
10,450	[1]	Milacron Holdings Corp.	183,397
31,750	[1]	RPX Corp.	435,610
8,670		Safran SA	654,177
17,786	[1]	Spirit Airlines, Inc.	841,278
3,400		Stanley Black & Decker, Inc.	329,732
4,000	[1]	Teledyne Technologies, Inc.	361,200
9,600	[1]	Verisk Analytics, Inc.	709,536
9,600		Wabtec Corp.	845,280
		TOTAL	10,009,713
		Information Technology—20.7%
3,660	[1]	Adobe Systems, Inc.	300,925
13,630	[1]	Alibaba Group Holding Ltd., ADR	803,761
29,500		Amadeus IT Holding SA	1,261,398
13,370		Avago Technologies Ltd.	1,671,384
39,400	[1,3]	ChannelAdvisor Corp.	391,636
8,100	[1]	Check Point Software Technologies Ltd.	642,573
7,800	[1]	CoStar Group, Inc.	1,349,868
14,467	[1]	Cvent, Inc.	486,959
14,875	[1,2]	Demandware, Inc.	768,740
35,205	[1,2]	Fitbit, Inc.	1,326,877
26,260	[1,2]	Fleetmatics Group PLC	1,289,103
10,138	[1]	GoDaddy, Inc.	255,579
9,700	[1]	GrubHub, Inc.	236,098
36,760	[1]	Microsemi Corp.	1,206,463
13,300	[1,2]	Mobileye NV	604,884
27,500	[1]	NIC, Inc.	487,025
25,200	[1]	NXP Semiconductors NV	2,194,164
11,100	[1]	NetSuite, Inc.	931,290
10,566	[1]	Qorvo, Inc.	475,998
33,200	[1]	RADWARE Ltd.	539,832
12,100	[1]	Salesforce.com, Inc.	840,103
19,800	[1]	ServiceNow, Inc.	1,375,110
71,400	[1,3]	Textura Corp.	1,844,976
16,200	[1]	Tyler Technologies, Inc.	2,418,822
26,680	[1]	Vantiv, Inc.	1,198,466
18,200	[1]	Workday, Inc.	1,253,252
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,500	[1,2]	Zillow Group, Inc.	$256,500
		TOTAL	26,411,786
		Materials—4.3%
16,890		Eagle Materials, Inc.	1,155,614
16,400		Martin Marietta Materials	2,491,980
8,000		Sherwin-Williams Co.	1,782,240
		TOTAL	5,429,834
		Telecommunication Services—0.4%
20,280	[1]	Zayo Group Holdings, Inc.	514,301
		Utilities—0.3%
38,300	[1,2,3]	8point3 Energy Partners LP	406,363
		TOTAL COMMON STOCKS (IDENTIFIED COST $86,374,877)	114,416,651
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
4,154	[1,4,6]	aTyr Pharma, Inc., Pfd., Series E	38,716
142,420	[1,4,6]	BioNano Genomics, Inc., Pfd., Series C	80,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $270,000)	118,716
		WARRANTS—0.1%
		Health Care—0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	0
59,342	[1,6]	BioNano Genomics, Inc., Warrants	24
44,611	[1,3]	Minerva Neurosciences, Inc., Warrants	49,170
128,250	[1,3]	Zogenix, Inc., Warrants	81,157
		TOTAL WARRANTS (IDENTIFIED COST $6,265)	130,351
		CORPORATE BOND—0.1%
		Health Care—0.1%
95,000	[3,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $95,000)	64,723
		REPURCHASE AGREEMENTS—13.6%
13,002,000		Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (AT COST)	13,002,000
4,282,300		Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091 (purchased with proceeds from securities lending collateral).	4,282,300
		TOTAL REPURCHASE AGREEMENTS (AT COST)	17,284,300
		TOTAL INVESTMENTS—103.7% (IDENTIFIED COST $104,030,442)[8]	132,014,741
		OTHER ASSETS AND LIABILITIES - NET—(3.7)%[9]	(4,658,978)
		TOTAL NET ASSETS—100%	$127,355,763
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4

As of September 30, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$4,152,824	$4,282,300
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended September 30, 2015, were as follows:
Affiliates	Balance of Shares Held 12/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2015	Value	Dividend Income
8point3 Energy Partners LP	—	38,300	—	38,300	$406,363	$—
*BioDelivery Sciences International, Inc.	75,930	4,140	(34,236)	45,834	$254,837	—
Catalyst Pharmaceutical Partners, Inc.	—	82,320	—	82,320	$246,960
ChannelAdvisor Corp.	33,687	11,100	(5,387)	39,400	$391,636	—
Corcept Therapeutics, Inc.	244,838	52,222	—	297,060	$1,116,946	—
*Corcept Therapeutics, Inc., Warrants	17,387	—	(17,387)	—	$—	—
*Dexcom, Inc.	73,715	10,560	(36,075)	48,200	$4,138,452	—
Dyax Corp.	251,400	25,593	(61,493)	215,500	$4,113,895	—
Dynavax Technologies Corp.	37,200	14,237	(7,577)	43,860	$1,076,324	—
*Dynavax Technologies Corp., Warrants	71,998	—	(71,998)	—	$—	—
Egalet Corp.	23,100	14,000	(637)	36,463	$480,582	—
ExamWorks Group, Inc.	48,727	6,140	(4,727)	50,140	$1,466,094	—
Galapagos NV	11,568	18,532	—	30,100	$1,232,688
Galapagos NV, ADR	—	22,857	—	22,857	$930,508
Minerva Neurosciences, Inc.	—	44,611	—	44,611	$234,208
Minerva Neurosciences, Inc., Warrants	—	44,611	—	44,611	$49,170
Ocular Therapeutix, Inc.	—	33,650	—	33,650	$473,119
Otonomy, Inc.	6,170	18,451	(3,621)	21,000	$374,010
Otonomy, Inc.	8,365	—	—	8,365	$148,981
Premier, Inc.	41,900	5,270	(4,200)	42,970	$1,476,879	—
Progenics Pharmaceuticals, Inc.	248,090	—	—	248,090	$1,419,075	—
Protalix Biotherapeutics, Inc.	178,172	12,480	(39,387)	151,265	$178,493	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	95,000	—	—	95,000	$64,723	3,206
SCYNEXIS, Inc.	—	19,560	—	19,560	$142,397
SteadyMed Ltd.	—	27,200	—	27,200	$96,560
SteadyMed Ltd.	—	2,945	—	2,945	$10,455
Textura Corp.	64,200	8,700	(1,500)	71,400	$1,844,976	—
Threshold Pharmaceuticals, Inc., Class THL	71,007	8,560	(247)	79,320	$322,832	—
Zogenix, Inc.	—	41,100	—	41,100	$554,850
Zogenix, Inc.	470,424	—	(470,424)	—	$—	—
Zogenix, Inc., Warrants	128,250	—	—	128,250	$81,157	—
Zynerba Pharmaceuticals, Inc.	—	6,300	—	6,300	$90,153
TOTAL OF AFFILIATED COMPANIES	2,201,128	573,439	(758,896)	2,015,671	$23,417,323	$3,206
*	At September 30, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $428,102, which represented 0.3% of total net assets.
5

5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $64,723, which represented 0.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Series E	3/31/15	$44,999	$38,716
BioNano Genomics, Inc., Pfd., Series C	11/12/2014	$200,000	$80,000
Minerva Neurosciences, Inc.	3/13/15	$214,579	$234,208
SteadyMed Ltd.	1/26/15	$25,000	$10,455
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-day net yield.
8	At September 30, 2015, the cost of investments for federal tax purposes was $104,030,190. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $27,984,299. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,058,687 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,074,388.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
6

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$93,475,114[1]	$10,455	$—	$93,485,569
International	13,964,978	6,966,104	—	20,931,082
Warrants	—	130,327	24	130,351
Debt Securities:
Corporate Bonds	—	64,723	—	64,723
Preferred Stocks	—	—	118,716	118,716
Repurchase Agreements	—	17,284,300	—	17,284,300
TOTAL SECURITIES	$107,440,092	$24,455,909	$118,740	$132,014,741
1	Includes $250,925 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount, Shares or Contracts		Value
	COMMON STOCKS—35.7%
	Consumer Discretionary—2.3%
40,805	Big Lots, Inc.	$1,955,376
23,520	DSW, Inc.	595,291
28,471	Darden Restaurants, Inc.	1,951,402
8,850	Delphi Automotive PLC	672,954
8,960	Foot Locker, Inc.	644,851
23,664	Kohl's Corp.	1,095,880
38,581	Lowe's Cos., Inc.	2,659,003
56,686	M.D.C. Holdings, Inc.	1,484,040
33,736	Pulte Group, Inc.	636,598
106,844	Staples, Inc.	1,253,280
16,824	Target Corp.	1,323,376
	TOTAL	14,272,051
	Consumer Staples—2.6%
47,524	Altria Group, Inc.	2,585,305
46,757	Archer-Daniels-Midland Co.	1,938,078
52,988	CVS Health Corp.	5,112,282
169,251	Koninklijke Ahold NV- ADR	3,298,702
7,407	PepsiCo, Inc.	698,480
36,608	Philip Morris International, Inc.	2,904,113
	TOTAL	16,536,960
	Energy—3.6%
12,766	Baker Hughes, Inc.	664,342
63,883	ENI S.p.A, ADR	2,004,010
58,199	Marathon Petroleum Corp.	2,696,360
12,861	Royal Dutch Shell PLC	609,483
45,816	Schlumberger Ltd.	3,159,929
266,782	Technip SA	3,145,360
57,366	Tesoro Petroleum Corp.	5,578,270
14,044	Total SA, ADR	627,907
69,260	Valero Energy Corp.	4,162,526
	TOTAL	22,648,187
	Financials—10.1%
27,082	American Financial Group, Inc., Ohio	1,866,221
150,447	American International Group, Inc.	8,548,399
33,276	Assurant, Inc.	2,629,137
294,224	Bank of America Corp.	4,584,010
11,166	Capital One Financial Corp.	809,758
30,641	Corporate Office Properties Trust	644,380
21,665	Digital Realty Trust, Inc.	1,415,158
40,348	Discover Financial Services	2,097,692
73,702	Duke Realty Corp.	1,404,023
14,846	Goldman Sachs Group, Inc.	2,579,641
179,170	Hartford Financial Services Group, Inc.	8,202,403
178,886	Hospitality Properties Trust	4,575,904

Principal Amount, Shares or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
127,016	J.P. Morgan Chase & Co.	$7,744,165
56,980	Lincoln National Corp.	2,704,271
203,952	Morgan Stanley	6,424,488
30,054	PNC Financial Services Group	2,680,817
3,272	Public Storage	692,453
81,922	Retail Properties of America, Inc.	1,154,281
32,653	STORE Capital Corp.	674,611
34,362	The Bank of New York Mellon Corp.	1,345,272
12,801	Wells Fargo & Co.	657,331
	TOTAL	63,434,415
	Health Care—5.6%
67,534	AbbVie, Inc.	3,674,525
41,809	Aetna, Inc.	4,574,323
18,361	Amgen, Inc.	2,539,693
17,022	Anthem, Inc.	2,383,080
41,979	Cardinal Health, Inc.	3,224,827
6,599	Gilead Sciences, Inc.	647,956
16,993	GlaxoSmithKline PLC, ADR	653,381
55,027	Johnson & Johnson	5,136,770
62,988	Merck & Co., Inc.	3,110,977
41,331	Pfizer, Inc.	1,298,207
9,867	St. Jude Medical, Inc.	622,509
105,081	Teva Pharmaceutical Industries, Ltd., ADR	5,932,873
10,764	UnitedHealth Group, Inc.	1,248,732
	TOTAL	35,047,853
	Industrials—3.4%
49,322	Alaska Air Group, Inc.	3,918,633
35,705	Boeing Co.	4,675,570
29,260	Delta Air Lines, Inc.	1,312,896
44,712	Deluxe Corp.	2,492,247
35,211	General Dynamics Corp.	4,857,357
7,364	Lockheed Martin Corp.	1,526,631
7,773	Manpower Group, Inc.	636,531
3,789	Northrop Grumman Corp.	628,784
32,414	Republic Services, Inc.	1,335,457
	TOTAL	21,384,106
	Information Technology—4.3%
39,174	Apple, Inc.	4,320,892
32,031	Avnet, Inc.	1,367,083
24,046	CA, Inc.	656,456
181,380	Cisco Systems, Inc.	4,761,225
76,048	Computer Sciences Corp.	4,667,826
246,325	EMC Corp. Mass	5,951,212
77,773	Hewlett-Packard Co.	1,991,767
25,030	Intel Corp.	754,404
4,439	International Business Machines Corp.	643,522
31,129	Lam Research Corp.	2,033,658
	TOTAL	27,148,045

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Materials—0.9%
24,215		Ashland, Inc	$2,436,513
46,375		Avery Dennison Corp.	2,623,434
15,481		Dow Chemical Co.	656,395
		TOTAL	5,716,342
		Telecommunication Services—1.4%
48,631		BCE, Inc.	1,991,926
77,870		CenturyLink, Inc.	1,956,094
118,286		Verizon Communications	5,146,624
		TOTAL	9,094,644
		Utilities—1.5%
28,321		Duke Energy Corp.	2,037,413
31,943		Entergy Corp.	2,079,489
143,308		NRG Energy, Inc.	2,128,124
69,691		Public Service Enterprises Group, Inc.	2,938,172
		TOTAL	9,183,198
		TOTAL COMMON STOCKS (IDENTIFIED COST $229,807,310)	224,465,801
		PREFERRED STOCKS—3.4%
		Consumer Discretionary—0.5%
263,254	[1,2]	SPLS, Issued by Bank of America, PERCS, Series 144A, 0.000%, 11/13/2015	3,166,946
		Energy—0.3%
170,096	[1,2]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.250%, 11/24/2015	2,233,360
		Health Care—1.2%
17,500		ALXN, Issued by Credit Suisse AG, ELN, 11.000%, 11/24/2015	2,740,850
7,145	[3]	BIIB, Issued by Credit Suisse AG, ELN, 10.000%, 12/02/2015	2,129,138
26,400	[1,2]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.000%, 11/24/2015	2,628,120
		TOTAL	7,498,108
		Industrials—0.5%
67,080	[1,2,3]	DAL, Issued By Royal Bank of Canda, ELN, 10.000%, 12/03/2015	2,985,060
		Information Technology—0.5%
29,100	[1,2,3]	AAPL, Issued by JPMorgan Chase Bank, ELN, 8.200%, 02/23/2016	3,258,909
		Materials—0.4%
213,441	[1,2]	X, Issued by JPMorgan Chase & Co., ELN, 13.500%, 01/20/2016	2,439,631
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $29,233,793)	21,582,014
		ADJUSTABLE RATE MORTGAGE—0.0%
$15,433		Federal National Mortgage Association, 2.311%, 09/01/2037 (IDENTIFIED COST $15,544)	16,490
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	227,389
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,008,393
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	60,945
620,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	647,926
477,910		Federal National Mortgage Association REMIC 2006-117, Class GF, 0.544%, 12/25/2036	477,908
450,907		Federal National Mortgage Association REMIC 2012-1, Class F, 0.644%, 02/25/2042	452,990
630,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 05/10/2045	682,393
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.640%, 09/10/2047	1,022,622

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	$600,287
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	508,677
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,420,611)	5,462,141
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Consumer Discretionary—0.2%
1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.734%, 11/25/2045 (IDENTIFIED COST $1,061,233)	1,051,209
		CORPORATE BONDS—15.6%
		Aerospace/Defense—0.1%
450,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	447,750
		Agency—0.1%
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	560,088
		Automotive—0.5%
1,280,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.550%, 02/06/2019	1,287,844
1,450,000	[1,2]	Metalsa, Series 144A, 4.900%, 04/24/2023	1,254,250
350,000	[1,2]	NEMAK SA, Series 144A, 5.500%, 02/28/2023	344,750
		TOTAL	2,886,844
		Banking—2.2%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	304,125
510,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	503,625
300,000		BBVA Paraguay SA, Series REGS, 9.750%, 02/11/2016	306,503
500,000		Banco Davivienda S A, Series REGS, 5.875%, 07/09/2022	481,250
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	119,500
200,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	207,000
600,000		Banco Do Brasil (Cayman), Series REGS, 5.875%, 01/26/2022	492,000
100,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.500%, 10/29/2049	82,500
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	538,750
200,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	201,037
510,000	[1,2]	Bank of China Ltd., Series 144A, 5.000%, 11/13/2024	519,878
350,000		Bbva Banco Continental, Series REGS, 5.000%, 08/26/2022	359,450
460,000		Burgan Finance No.1 Ltd., 7.875%, 09/29/2020	476,675
200,000		Caixa Economica Federal, Series REGS, 3.500%, 11/07/2022	147,500
900,000	[1,2]	Corpbanca, Series 144A, 3.875%, 09/22/2019	910,764
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	488,150
1,400,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	1,414,662
400,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	405,000
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	279,093
750,000	[1,2]	Ind & Comm Bk Of China L, Series 144A, 6.000%, 12/31/2049	783,326
200,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.000%, 04/23/2020	197,585
500,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	493,430
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.500%, 08/06/2022	264,750
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	299,928
600,000		Korea Development Bank, Sr. Unsecd. Note, 3.000%, 09/14/2022	602,120
630,000	[1,2]	RSHB Capital S.A., Series 144A, 5.100%, 07/25/2018	615,195
500,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	470,000
290,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.000%, 06/25/2021	278,310
230,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	211,763
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	189,600
720,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 07/09/2020	726,417

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Banking—continued
$200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	$201,806
200,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	201,320
		TOTAL	13,773,012
		Basic Industry - Chemicals—0.2%
400,000		Albemarle Corp., 4.150%, 12/01/2024	402,157
400,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	407,031
285,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	274,983
450,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	416,255
		TOTAL	1,500,426
		Beverage & Tobacco—0.0%
250,000		Ajecorp BV, Series REGS, 6.500%, 05/14/2022	143,750
		Broadcast Radio & TV—0.1%
532,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	673,212
		Chemicals—0.2%
1,100,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 03/25/2044	1,072,500
		Chemicals & Plastics—0.4%
475,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 04/25/2044	479,037
550,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 4.500%, 10/22/2025	517,000
450,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	460,706
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 04/25/2044	201,700
1,100,000		Sociedad Quimica Y Minera de Chile SA, Sr. Unsecd. Note, Series REGS, 5.500%, 04/21/2020	1,111,091
		TOTAL	2,769,534
		Communications - Cable & Satellite—0.6%
1,000,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	1,010,792
1,400,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	1,320,850
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,348,462
		TOTAL	3,680,104
		Communications - Media & Entertainment—0.6%
1,000,000		CBS Corp., 4.900%, 08/15/2044	927,341
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,304,555
1,400,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	1,380,154
		TOTAL	3,612,050
		Communications - Telecom Wirelines—0.1%
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	831,545
		Conglomerates—0.1%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 05/29/2049	417,472
		Consumer Cyclical - Automotive—0.1%
1,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	942,377
		Consumer Cyclical - Retailers—0.1%
1,000,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/2044	951,105
		Consumer Cyclical - Services—0.1%
370,000	[1,2]	Alibaba Group Holding Ltd, Sr. Unsecd. Note, Series 144A, 3.125%, 11/28/2021	356,211
500,000	[1,2]	Alibaba Group Holding Ltd, Sr. Unsecd. Note, Series 144A, 3.600%, 11/28/2024	468,030
		TOTAL	824,241
		Consumer Non-Cyclical - Tobacco—0.1%
680,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.000%, 08/04/2041	777,798
		Consumer Products—0.1%
180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	168,887

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$550,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 05/10/2043	$495,456
		TOTAL	664,343
		Energy - Independent—0.6%
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	104,391
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	138,900
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	210,300
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	436,680
1,050,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	948,570
1,300,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.500%, 01/23/2026	1,201,720
1,140,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 5.625%, 01/23/2046	937,707
		TOTAL	3,978,268
		Energy - Integrated—0.1%
620,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	600,115
		Energy - Midstream—0.2%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,294,269
		Energy - Oil Field Services—0.2%
1,400,000		Weatherford International Ltd., 7.000%, 03/15/2038	1,120,280
		Farming & Agriculture—0.2%
1,000,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 05/24/2023	799,000
300,000		Kazagro Natl Mgmt Hldng., Series REGS, 4.625%, 05/24/2023	239,700
		TOTAL	1,038,700
		Finance—0.4%
350,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 04/29/2020	352,713
300,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	292,125
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	312,300
650,000		MAF Global Securities, 7.125%, 10/29/2049	673,562
700,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	735,189
		TOTAL	2,365,889
		Financial Institution - Banking—0.9%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	173,353
900,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	881,984
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,816,843
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	832,054
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	896,860
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	541,709
475,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	483,460
		TOTAL	5,626,263
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	476,376
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	379,502
		TOTAL	855,878
		Financial Institution - Finance Companies—0.0%
100,000		HSBC Finance Capital Trust, Note, 5.911%,11/30/2035	100,000
		Financial Institution - Insurance - P&C—0.2%
800,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	781,285
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	762,200
		TOTAL	1,543,485

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.2%
$1,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	$1,021,881
		Financial Intermediaries—0.2%
400,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	418,600
150,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	148,860
350,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	347,340
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	211,114
200,000		Ooredoo International Finance Ltd., Series REGS, 3.375%, 10/14/2016	203,680
		TOTAL	1,329,594
		Government Agency—0.0%
200,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.750%, 09/26/2023	166,000
		Metals & Mining—0.7%
650,000		Abja Investment Co., 5.950%, 07/31/2024	576,430
500,000		China Hongqiao Group, 7.625%, 06/26/2017	482,896
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	183,458
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	183,458
300,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.500%, 04/22/2020	281,766
600,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.250%, 10/20/2017	600,000
280,000	[1,2]	Petra Diamonds US Treasury PLC, Series 144A, 8.250%, 05/31/2020	263,900
500,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 04/29/2020	475,625
800,000	[1,2]	Samarco Mineracao SA, Sr. Unsecd. Note, Series 144A, 5.375%, 09/26/2024	663,000
375,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	339,997
600,000		Vale Overseas Ltd., 4.375%, 01/11/2022	532,338
		TOTAL	4,582,868
		Oil & Gas—2.4%
400,000	[1]	Afren PLC, Series 144A, 6.625%, 12/09/2020	12,000
200,000	[3,4]	Afren PLC, Series REGS, 11.500%, 02/01/2016	5,000
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,010,865
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	314,235
350,000		Gazprom Via Gaz Capital , Sr. Unsecd. Note, Series REGS, 6.510%, 03/07/2022	347,288
2,200,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 08/16/2037	2,113,925
300,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 04/09/2021	294,750
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	491,250
600,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.400%, 04/30/2023	506,250
400,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.250%, 07/10/2024	403,972
400,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875% , 12/29/2049	389,508
400,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 01/19/2025	142,500
1,250,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 01/19/2025	445,312
500,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	458,750
1,900,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	1,486,495
351,000		Pertamina PT, Note, Series REGS, 5.250%, 05/23/2021	348,376
150,000		Petrobras Global Finance BV, 3.214%, 03/17/2020	103,125
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 3.250%, 03/17/2017	88,500
1,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	655,000
340,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 05/20/2043	209,950
300,000		Petrobras International Finance Co., 5.875%, 03/01/2018	248,250
400,000		Petrobras International Finance Co., 6.875%, 01/20/2040	260,500
500,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	412,350
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.750%, 01/20/2020	752,500
500,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.500%, 03/18/2045	464,454

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$500,000	[1,2]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	$496,250
300,000		Puma International Financing SA, Series REGS, 6.750%, 02/01/2021	297,750
300,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 01/23/2043	281,345
300,000		Thai Oil PCL, Series REGS, 4.875%, 01/23/2043	281,345
1,300,000		Tupras Turkiye Petrol Ra, Series REGS, 4.125%, 05/02/2018	1,280,500
140,000		YPF Sociedad Anonima, 8.750%, Series REGS, 04/04/2024	124,950
150,000	[1,2]	YPF Sociedad Anonima, Series 144A, 8.750%, 04/04/2024	133,875
		TOTAL	14,861,120
		Railroad—0.1%
600,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 07/05/2034	583,500
		Real Estate—0.3%
500,000		China Oversea Fin Ky III, 6.375%, 10/29/2043	512,882
550,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	537,823
200,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	223,766
300,000		Wanda Properties Oversea, Sr. Unsecd. Note, 4.875%, 11/21/2018	307,246
		TOTAL	1,581,717
		Retailers—0.1%
358,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.250%, 10/10/2021	362,475
		Software & Services—0.1%
500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	482,929
		Sovereign—0.2%
400,000	[1,2]	Georgia, Government of, Series 144A, 7.750%, 07/05/2017	415,664
700,000	[1,2]	Qatar, Government of, Series 144A, 6.400%, 01/20/2040	917,601
		TOTAL	1,333,265
		State/Provincial—0.6%
1,100,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	1,135,750
900,000		Provincia De Buenos Aires, 9.375%, Series REGS, 09/14/2018	879,750
1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,657,500
		TOTAL	3,673,000
		Technology—0.1%
945,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	859,122
		Technology Services—0.1%
400,000	[1,2]	Samsung Electron America, Series 144A, 1.750%, 04/10/2017	400,469
		Telecommunications & Cellular—0.3%
275,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.350%, 05/20/2024	295,528
270,000		Bharti Airtel International Netherlands BV, Series REGs, 5.125%, 03/11/2023	285,771
217,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.500%, 12/29/2049	203,437
200,000	[1,2]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	182,500
222,000		Oi S.A., Series REGS, 5.750%, 02/10/2022	105,450
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	389,516
600,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.200%, 02/13/2019	589,500
		TOTAL	2,051,702
		Transportation—0.3%
1,500,000	[1,2]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	1,593,750
300,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/01/2018	268,125
		TOTAL	1,861,875
		Transportation - Services—0.1%
480,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	445,913

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utilities—1.0%
$200,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 06/01/2019	$201,520
675,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%,12/29/2049	669,431
600,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	624,000
330,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 05/25/2029	312,087
800,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	911,197
650,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	677,625
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	553,700
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	215,760
1,500,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	1,950,000
		TOTAL	6,115,320
		Utility - Diversified—0.2%
250,000	[1,2]	AES Gener S.A., Unsecd. Note, Series 144A, 5.000%, 07/14/2025	254,154
350,000		Comision Fed De Electric, Series REGS, 4.875%, 01/15/2024	356,325
400,000		EDP Finance BV, Sr. Unsecd. Note, Series REGS, 5.250%, 01/14/2021	423,133
		TOTAL	1,033,612
		TOTAL CORPORATE BONDS (IDENTIFIED COST $103,351,807)	97,797,660
		FOREIGN GOVERNMENTS/AGENCIES—8.3%
		Banking—0.2%
1,365,000		African Export-Import Bank, Series EMTN, 5.750%, 07/27/2016	1,395,371
		Government Agency—0.1%
400,000	[1,2]	Banque Centrale de Tunisie, Series 144A, 5.750%, 01/30/2025	381,000
		Sovereign—8.0%
325,000		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.000%, 08/16/2019	306,638
1,009,468		Argentina, Government of, Note, Series $DSC, 8.280%, 12/31/2033	1,004,420
672,978		Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	684,755
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	283,950
900,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.150%, 03/26/2025	848,898
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	374,000
200,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	201,500
400,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 01/22/2021	389,000
3,800,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 01/07/2041	3,078,000
250,000		Chile, Government of, 3.625%, 10/30/2042	213,125
1,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	855,000
500,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 02/26/2044	466,250
800,000	[1,2]	Croatia, Government of, Series 144A, 6.000%, 01/26/2024	843,000
1,200,000		Croatia, Government of, Series REGS, 6.000%, 01/26/2024	1,264,500
700,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 04/27/2017	733,827
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	246,250
400,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	386,000
500,000		Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	438,750
200,000		Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	141,000
810,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	761,400
800,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 06/11/2025	756,000
1,900,000		El Salvador, Government , Series REGS, 7.625%, 02/01/2041	1,679,125
205,000		El Salvador, Government, Sr. Unsecd. Note, Series REGS, 5.875%, 01/30/2025	177,325
400,000	[1,2]	Gabonese Republic, Unsecd. Note, Series 144A, 6.950%, 06/16/2025	335,952
200,000		Honduras, Government of, Series REGS, 8.750%, 12/16/2020	221,500
156,000		Hungary, Government of, 4.125%, 02/19/2018	162,045

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Sovereign—continued
$350,000		Hungary, Government of, 5.750%, 11/22/2023	$389,375
1,766,000		Hungary, Government of, 6.375%, 03/29/2021	2,015,882
335,000		Hungary, Government of, Unsecd. Note, 6.250%, 01/29/2020	376,440
780,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	710,773
1,600,000		Indonesia, Government of, Series REGS, 4.625%, 04/15/2043	1,335,789
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	826,976
800,000		Indonesia, Government of, Series REGS, 5.875%, 03/13/2020	871,826
1,000,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	930,000
950,000	[1,2]	Iraq, Government of, Bond, Series REGS, 5.800%, 01/15/2028	654,033
200,000		Jamaica, Government of, 7.875%, 07/28/2045	200,000
200,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	201,500
250,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/06/2020	236,625
300,000		Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	239,250
300,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 07/21/2025	288,810
2,000,000		Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 6.650%, 02/26/2030	1,976,360
1,400,000		Mexico, Government of, Note, 6.050%, 01/11/2040	1,533,000
200,000	[1,2]	Mongolia International B, Series 144A, 4.125%, 01/05/2018	184,500
182,000		Mozambique, Government of, Sr. Unsecd. Note, Series REGS, 6.305%, 09/11/2020	155,610
200,000	[1,2]	Pakistan, Government of, Series 144A, 7.250%, 04/15/2019	205,185
400,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	409,515
700,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	677,250
500,000	[1,2]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	488,750
600,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	621,000
800,000		Philippines, Government of, 6.375%, 01/15/2032	1,024,000
200,000		Qatar, Govenrment of, Series REGS, 3.125%, 01/20/2017	205,300
850,000		Republic of Ghana, Series REGS, 7.875%, 08/07/2023	705,670
745,000		Republic of Ghana, Unsecd. Note, Series REGS, 8.500%, 10/04/2017	738,667
600,000	[1,2]	Republic of Ivory Coast, Series 144A, 5.375%, 07/23/2024	522,696
300,000	[1,2]	Republic of Ivory Coast, Unsecd. Note, Series 144A, 6.375%, 03/03/2028	266,148
600,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 07/15/2019	694,596
600,000		Republica Oriental del Uruguay, 4.500%, 08/14/2024	606,000
600,000		Republica Oriental del Uruguay, Sr. Unsecd. Note, 5.100%, 06/18/2050	526,500
90,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	97,088
800,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	833,600
1,000,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 04/04/2042	935,200
200,000		Senegal, Government of, Unsecd. Note, Series REGS, 6.250%, 07/30/2024	179,096
300,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/03/2018	313,125
600,000	[1,2]	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	672,000
300,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	302,999
1,700,000		Turkey, Government of, 7.000%, 09/26/2016	1,776,500
3,425,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	3,112,469
1,100,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.500%, 04/17/2023	876,832
300,000		United Mexican States, Note, 5.125%, 01/15/2020	330,000
4,750,000		Venezuela, Government of, Series REGS, 7.000%, 03/31/2038	1,543,750
2,300,000		Venezuela, Government of, Sr. Unsecd. Note, Series REGS, 9.000%, 05/07/2023	787,750
700,000	[1,2]	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	553,000
		TOTAL	49,983,645
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $54,512,873)	51,760,016

Principal Amount, Shares or Contracts			Value
		MORTGAGE-BACKED SECURITIES—4.5%
		Federal Home Loan Mortgage Corporation—1.2%
$613,221		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	$640,289
593,658		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	619,677
1,557,157		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,661,110
1,206,668		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	1,287,223
1,862,422		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,888,103
15,760		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	16,761
1,198,960		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,279,749
436,384		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	465,516
		TOTAL	7,858,428
		Federal National Mortgage Association—2.3%
1,538,332		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,690,303
1,692,307		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,737,127
1,369,907		Federal National Mortgage Association Pool AL6225, 3.000%, 15 Year, 01/01/2030	1,428,663
75,506		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	78,989
1,753,467		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,829,770
1,811,265		Federal National Mortgage Association Pool AS4301, 4.000%, 30 Year, 01/01/2045	1,935,224
2,206,379		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	2,252,748
1,324,265		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	1,384,116
1,880,350		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,967,096
		TOTAL	14,304,036
		Government National Mortgage Association—1.0%
14,295		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	16,902
7,328		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	8,684
19,844		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	23,292
27,411		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	32,246
1,749,631		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,835,335
1,886,686		Government National Mortgage Association Pool MA2520, 3.000%, 30 Year, 01/20/2045	1,928,989
2,222,876		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	2,331,762
		TOTAL	6,177,210
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $28,177,882)	28,339,674
		U.S. TREASURY—0.1%
635,328	[5]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 07/15/2021 (IDENTIFIED COST $696,239)	644,821
		PURCHASED CALL OPTIONS—0.2%
725		SPDR S&P 500 ETF Trust Strike Price: $200.00, Expiration Date: 06/17/2016	552,813
2,760		SPDR S&P 500 ETF Trust Strike Price: $210.00, Expiration Date: 03/18/2016	568,560
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,727,705)	1,121,373
		INVESTMENT COMPANY—26.6%
25,823,753	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $175,702,460)	167,079,682

Principal Amount, Shares or Contracts		Value
	REPURCHASE AGREEMENT—4.4%
$27,729,000	Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (AT COST)	$27,729,000
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $657,661,429)[7]	627,277,270
	OTHER ASSETS AND LIABILITIES - NET—0.1%[8]	853,239
	TOTAL NET ASSETS—100%	$628,130,509
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Treasury Note 5-Year Long Futures	109	$13,136,203	December 2015	$50,638
3S&P 500 Short Futures	104	$49,626,200	December 2015	$831,662
[3]Unites States Treasury Bond Long Short Futures	49	$7,709,844	December 2015	$(153,154)
[3]United States Treasury Ultra Bond Short Futures	140	$22,456,875	December 2015	$39,557
[3]United States Treasury Note 10-Year Short Futures	155	$19,953,828	December 2015	$(284,394)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$484,309
The average notional value of long and short futures contracts held by the Fund throughout the period was $255,178,195 and $70,182,085, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
10/1/2015	Bank of America, N.A.	2,442,163 CAD	$1,823,326	$(6,695)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $243,896 and $222,255, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation & Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $61,662,627, which represented 9.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $61,650,627, which represented 9.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	11/26/2013 – 1/30/2014	$400,000	$12,000
3	Non-income-producing security.
4	Issuer in default.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holding.
7	At September 30, 2015, the cost of investments for federal tax purposes was $658,188,732. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $30,911,462. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,038,047 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,949,509.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$202,369,276	$—	$—	$202,369,276
International	22,096,525	—	—	22,096,525
Preferred Stocks
Domestic		18,596,954	—	18,596,954
International	—	2,985,060	—	2,985,060
Debt Securities:
Adjustable Rate Mortgages	—	16,490	—	16,490
Asset-Backed Security	—	227,389	—	227,389
Collateralized Mortgage Obligations	—	5,462,141	—	5,462,141
Commercial Mortgage-Backed Security	—	1,051,209	—	1,051,209
Corporate Bonds	—	97,797,660	—	97,797,660
Foreign Governments/Agencies	—	51,760,016	—	51,760,016
Mortgage-Backed Securities	—	28,339,674	—	28,339,674
U.S. Treasury	—	644,821	—	644,821
Purchased Call Options	1,121,373			1,121,373
Investment Company	167,079,682	—	—	167,079,682
Repurchase Agreement	—	27,729,000	—	27,729,000
TOTAL SECURITIES	$392,666,856	$234,610,414	$—	$627,277,270
OTHER FINANCIAL INSTRUMENTS*	$477,614	$—	$—	$477,614
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ELN	—Equity Linked Notes
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
14
Federated Prime Money Fund II
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.3%
		Finance - Equipment—0.3%
$465,224	[1,2]	Axis Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.520%, 4/20/2016	$465,224
		CERTIFICATES OF DEPOSIT—13.1%
		Finance - Banking—13.1%
2,000,000		ABN Amro Bank NV, 0.340%, 10/13/2015	1,999,774
2,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	2,000,000
2,900,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.300%, 10/5/2015 - 10/15/2015	2,900,000
3,000,000		Credit Suisse AG, 0.300%, 10/19/2015	3,000,000
4,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.300% - 0.390%, 10/19/2015 - 2/2/2016	4,000,000
2,000,000		Mizuho Bank Ltd., 0.300%, 11/13/2015	2,000,000
3,000,000		Sumitomo Mitsui Banking Corp., 0.400%, 1/14/2016	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	18,899,774
		COMMERCIAL PAPER—35.1%[3]
		Aerospace/Auto—1.0%
725,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.460%, 10/8/2015	724,935
700,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.430%, 10/22/2015	699,825
		TOTAL	1,424,760
		Chemicals—0.5%
715,000	[1,2]	Potash Corp. of Saskatchewan, Inc., 0.420%, 11/9/2015	714,675
		Electric Power—0.5%
715,000		Virginia Electric & Power Co., 0.410%, 11/12/2015	714,658
		Finance - Banking—15.9%
1,000,000	[1,2]	BNP Paribas SA, 0.360%, 12/1/2015	999,390
4,000,000		ING (U.S.) Funding LLC, 0.280% - 0.310%, 10/2/2015 - 11/13/2015	3,999,606
4,000,000	[1,2]	LMA-Americas LLC, 0.320%, 12/16/2015	3,997,298
5,000,000	[1,2]	Matchpoint Finance PLC, 0.340%, 12/1/2015	4,997,120
7,000,000	[1,2]	Nationwide Building Society, 0.370% - 0.400%, 11/20/2015 - 12/16/2015	6,995,380
2,000,000		Standard Chartered Bank PLC, 0.370%, 12/28/2015	1,998,191
		TOTAL	22,986,985
		Finance - Commercial—3.5%
1,000,000	[1,2]	CIESCO, LLC, 0.481%, 2/10/2016	998,240
4,000,000	[1,2]	Versailles Commercial Paper LLC, 0.300% - 0.350%, 11/2/2015 - 12/3/2015	3,998,587
		TOTAL	4,996,827
		Finance - Retail—9.3%
1,500,000	[1,2]	CAFCO, LLC, 0.451% - 0.501%, 2/1/2016 - 2/11/2016	1,497,384
3,000,000	[1,2]	Chariot Funding LLC, 0.421%, 2/16/2016	2,995,170
6,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360% , 10/21/2015 - 11/3/2015	5,998,280
3,000,000	[1,2]	Starbird Funding Corp., 0.300%, 10/7/2015	2,999,850
		TOTAL	13,490,684
		Food & Beverage—0.2%
300,000	[1,2]	Agrium, Inc., 0.440%, 10/1/2015	300,000
		Oil & Oil Finance—0.5%
705,000		Motiva Enterprises LLC, 0.460%, 10/9/2015	704,928
		Sovereign—3.4%
5,000,000	[1,2]	Kells Funding, LLC, 0.421%, 1/18/2016	4,993,817
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Telecommunications—0.3%
$446,000	[1,2]	Bell Canada, 0.420%, 10/23/2015	$445,885
		TOTAL COMMERCIAL PAPER	50,773,219
		CORPORATE BONDS—3.0%
		Finance - Banking—1.6%
1,581,000		Bank of America Corp., 1.250%, 1/11/2016	1,582,956
750,000		Bank of America Corp., 1.500%, 10/9/2015	750,126
		TOTAL	2,333,082
		Finance - Commercial—1.4%
2,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	2,003,926
		TOTAL CORPORATE BONDS	4,337,008
		CORPORATE NOTE—0.2%
		Oil & Oil Finance—0.2%
361,000		Shell International Finance B.V., 0.625%, 12/4/2015	361,136
		NOTES - VARIABLE—22.3%[4]
		Aerospace/Auto—1.4%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.467%, 11/27/2015	2,000,000
		Finance - Banking—18.1%
1,000,000		Bank of Montreal, 0.363%, 10/19/2015	1,000,000
4,000,000	[1,2]	Commonwealth Bank of Australia, 0.359%, 10/1/2015	4,000,000
3,150,000		Connecticut HEFA, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.190%, 10/1/2015	3,150,000
2,000,000		J.P. Morgan Securities LLC, 0.456%, 10/22/2015	2,000,000
1,120,000		JPMorgan Chase & Co., 0.952%, 11/27/2015	1,120,697
195,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 1.000%, 10/8/2015	195,000
900,000		Natixis, 0.333%, 10/13/2015	900,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.344%, 10/30/2015	1,000,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.413%, 3/18/2016	1,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.315%, 10/23/2015	1,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	1,000,000
2,000,000		State Street Bank and Trust Co., 0.334%, 10/1/2015	2,000,000
2,000,000		Toronto Dominion Bank, 0.303%, 10/19/2015	2,000,000
1,000,000		Toronto Dominion Bank, 0.349%, 10/6/2015	1,000,000
1,000,000		Toronto Dominion Bank, 0.349%, 10/8/2015	1,000,000
900,000		U.S. Bank, N.A., 0.415%, 10/22/2015	900,299
3,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.354%, 10/26/2015	3,000,000
		TOTAL	26,265,996
		Finance - Retail—1.4%
2,000,000	[1,2]	Barton Capital LLC, 0.299%, 10/5/2015	2,000,000
		Government Agency—1.4%
2,000,000		Federal Home Loan Bank System, 0.210%, 11/3/2015	1,997,569
		TOTAL NOTES—VARIABLE	32,263,565
		OTHER REPURCHASE AGREEMENTS—13.5%
		Finance - Banking—13.5%
1,000,000		BNP Paribas Securities Corp., 0.507%, 11/4/2015, interest in a $200,000,000 collateralized loan agreement, dated 8/6/2015, will repurchase securities provided as collateral for $200,250,000, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,166,983 have been received as collateral and held with as tri-party agent.	1,000,000
1,000,000		Citigroup Global Markets, Inc., 0.558%, 10/1/2015, interest in a $75,000,000 collateralized loan agreement, dated 6/30/2015, will repurchase securities provided as collateral for $75,001,146, in which collateralized mortgage obligations with a market value of $76,501,169 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
2,000,000		Credit Suisse Securities (USA) LLC, 0.831%, 12/17/2015, interest in a $25,000,000 collateralized loan agreement, dated 9/18/2015, will repurchase securities provided as collateral for $25,051,250, in which collateralized mortgage obligations with a market value of $25,510,458 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,000,000
2

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$4,000,000	HSBC Securities (USA), Inc., 0.253%, 10/1/2015, interest in a $170,000,000 collateralized loan agreement, dated 9/30/2015, will repurchase securities provided as collateral for $170,001,181, in which corporate bonds and medium-term notes with a market value of $173,400,223 have been received as collateral and held with BNY Mellon as tri-party agent.	$4,000,000
1,500,000	J.P. Morgan Securities LLC, 0.406%, 1/4/2016, interest in a $250,000,000 collateralized loan agreement, dated 9/30/2015, will repurchase securities provided as collateral for $250,266,667, in which asset-backed securities with a market value of $255,000,058 have been received as collateral and held with JPMorgan Chase as tri-party agent.	1,500,000
3,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%, 10/1/2015, interest in a $175,000,000 collateralized loan agreement, dated 9/30/2015, will repurchase securities provided as collateral for $175,001,701, in which certificates of deposits, commercial paper, corporate bonds and medium-term notes, with a market value of $178,501,736 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
5,000,000	Mizuho Securities USA, Inc., 0.456% - 1.237%, 10/1/2015 - 12/23/2015, interest in a $297,000,000 collateralized loan agreement, dated 6/23/2015-9/16/2015, will repurchase securities provided as collateral for $297,590,975, in which collateralized mortgage obligations, U.S. Government Agency securities and U.S. Treasury securities with a market value of $303,009,610 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
2,000,000	Wells Fargo Securities LLC, 0.456%, 10/19/2015, interest in a $200,000,000 collateralized loan agreement, dated 7/20/2015, will repurchase securities provided as collateral for $200,227,500, in which collateralized mortgage obligations with a market value of $204,186,150 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	19,500,000
	REPURCHASE AGREEMENTS—12.1%
7,562,000	Interest in $2,550,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,550,008,500 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2065 and the market value of those underlying securities was $2,618,753,421.	7,562,000
10,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,008,333 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/16/2052 and the market value of those underlying securities was $2,562,519,921.	10,000,000
	TOTAL REPURCHASE AGREEMENTS	17,562,000
	TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	144,161,926
	OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	582,186
	TOTAL NET ASSETS—100%	$144,744,112
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $52,821,060, which represented 36.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $52,821,060, which represented 36.5% of total net assets.
3	Discount rate at time of purchase.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'
3

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
REGULATORY MATTERS
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
At a special meeting conducted on November 20, 2015, shareholders of the Fund approved a proposal to modify the Fund's fundamental concentration policy to eliminate the requirement that the Fund invest at least 25% of its assets in the financial services industry. The Fund will make other changes necessary to operate as a government money market fund, including but not limited to: (a) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized by cash or government securities; and (b) changing its name to “Federated Government Money Fund II.” It is anticipated that these changes will be fully implemented by the second quarter of 2016.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
SA	—Support Agreement
4
Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.4%
		Basic Industry - Chemicals—2.1%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$573,074
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	647,609
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	411,895
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	876,356
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,416,113
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,008,749
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	123,096
		TOTAL	5,056,892
		Basic Industry - Metals & Mining—5.2%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,035,000
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	795,000
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	85,746
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	490,455
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	857,500
660,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	655,050
300,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	271,593
80,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	64,800
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	226,020
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	896,696
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	892,500
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	567,000
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	284,638
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	412,964
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,139,437
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	485,697
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,505,493
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,629,546
		TOTAL	12,295,135
		Basic Industry - Paper—0.3%
150,000		Westvaco Corp., 7.65%, 3/15/2027	165,431
500,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	535,141
		TOTAL	700,572
		Capital Goods - Aerospace & Defense—1.3%
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,610,905
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	334,506
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	732,550
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	304,206
		TOTAL	2,982,167
		Capital Goods - Building Materials—0.7%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	717,650
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	279,125
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	172,383
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	391,808
		TOTAL	1,560,966
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.5%
$1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$1,124,778
		Capital Goods - Diversified Manufacturing—1.3%
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,051,531
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	797,711
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,262,005
		TOTAL	3,111,247
		Communications - Cable & Satellite—2.7%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,189,547
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,134,844
2,000,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	2,148,112
800,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	981,482
		TOTAL	6,453,985
		Communications - Media & Entertainment—2.5%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	296,380
750,000		CBS Corp., 3.70%, 8/15/2024	736,458
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	381,520
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,683,985
500,000	[1,2]	McGraw Hill Financial, Inc, Sr. Unsecd. Note, Series 144A, 3.30%, 8/14/2020	509,340
200,000	[1,2]	McGraw Hill Financial, Inc, Unsecd. Note, Series 144A, 4.00%, 6/15/2025	199,543
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	603,100
250,000		Viacom, Inc., 2.50%, 9/1/2018	251,514
400,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	375,801
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	887,242
		TOTAL	5,924,883
		Communications - Telecom Wireless—1.8%
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,052,587
2,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,367,135
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	737,436
		TOTAL	4,157,158
		Communications - Telecom Wirelines—2.6%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	691,159
900,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	861,151
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,000,000
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	747,049
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	294,160
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	621,932
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,917,236
		TOTAL	6,132,687
		Consumer Cyclical - Automotive—3.3%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	499,311
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	695,644
650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	651,126
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	863,829
670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	638,030
750,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	744,194
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	915,295
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,032,799
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	752,198
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	$986,287
		TOTAL	7,778,713
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,116,560
		Consumer Cyclical - Lodging—0.3%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	484,312
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	268,654
		TOTAL	752,966
		Consumer Cyclical - Retailers—0.9%
210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	212,525
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	132,813
600,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	610,316
595,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	614,811
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	449,850
		TOTAL	2,020,315
		Consumer Cyclical - Services—0.6%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	319,225
350,000		Expedia, Inc., 4.50%, 8/15/2024	351,959
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	388,379
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	434,468
		TOTAL	1,494,031
		Consumer Non-Cyclical - Food/Beverage—2.8%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	975,420
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	485,620
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	683,760
475,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	478,666
475,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	487,177
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,995,896
1,000,000		PepsiCo, Inc., 2.25%, 1/7/2019	1,021,609
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	504,153
		TOTAL	6,632,301
		Consumer Non-Cyclical - Health Care—1.4%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	419,241
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	952,178
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	902,099
490,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	499,973
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	502,381
130,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	127,607
		TOTAL	3,403,479
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	472,920
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	296,911
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	181,640
210,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	212,712
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	505,143
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	340,902
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	303,895
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	332,866
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$420,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	$421,959
		TOTAL	3,068,948
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	770,483
		Consumer Non-Cyclical - Tobacco—0.5%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	302,363
450,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	463,206
100,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	104,880
360,000	[1,2]	Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/4/2041	411,775
		TOTAL	1,282,224
		Energy - Independent—0.5%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	583,057
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	226,268
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	423,673
		TOTAL	1,232,998
		Energy - Integrated—3.4%
1,300,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,291,360
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,039,002
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	622,817
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	553,229
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,321,915
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	638,625
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	549,150
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	926,000
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	841,200
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	169,820
		TOTAL	7,953,118
		Energy - Midstream—2.6%
350,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	351,438
200,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	194,597
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	264,434
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	539,777
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	452,595
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	307,650
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,700,227
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	500,667
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,184,427
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	310,697
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	387,221
		TOTAL	6,193,730
		Energy - Oil Field Services—0.6%
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	374,335
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,012,834
		TOTAL	1,387,169
		Energy - Refining—0.7%
275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	266,370
225,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	217,784
215,000		Valero Energy Corp., 7.50%, 4/15/2032	255,437
240,000		Valero Energy Corp., 9.375%, 3/15/2019	292,932
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	$699,921
		TOTAL	1,732,444
		Financial Institution - Banking—19.9%
750,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	751,675
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	603,190
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,198,114
450,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	458,487
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	505,385
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,012,183
500,000		Bank of America Corp., Series MTN, 3.875%, 8/1/2025	508,037
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,004,312
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	892,234
975,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	978,015
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,206,654
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	682,606
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	596,996
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	707,377
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	554,518
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	696,098
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	620,216
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	339,226
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,117,431
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	665,704
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	162,478
910,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	934,117
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	546,013
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,061,662
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	398,907
195,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	196,837
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,046,644
500,000		Goldman Sachs Group, Inc., 2.60%, 4/23/2020	501,277
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 1/23/2025	986,152
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,836,622
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	248,973
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	600,958
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,115
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,079,979
2,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,957,774
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	249,122
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	411,202
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	254,407
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,458,300
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	628,448
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,107,113
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	561,725
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,239,122
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,017,811
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,200,973
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	421,392
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.987%, 3/29/2049	$1,379,062
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,400,225
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	708,197
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	536,342
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,301,905
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,183,282
		TOTAL	46,967,594
		Financial Institution - Broker/Asset Mgr/Exchange—1.8%
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	187,119
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	377,115
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	104,951
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	389,333
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	381,101
835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	940,672
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	91,488
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	218,667
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	293,287
190,000		Stifel Financial Corp., 4.25%, 7/18/2024	190,364
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	512,674
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	456,719
		TOTAL	4,143,490
		Financial Institution - Finance Companies—3.5%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,551,771
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	553,674
487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	482,794
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	1,675,286
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	400,000
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,522,869
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,043,150
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,078,251
		TOTAL	8,307,795
		Financial Institution - Insurance - Health—0.3%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	255,998
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	419,317
		TOTAL	675,315
		Financial Institution - Insurance - Life—5.2%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	918,882
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	754,350
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	843,707
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,186,709
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	611,250
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	301,708
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,885,333
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,556,110
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	500,475
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	472,845
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	311,030
235,000	1,2	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	234,931
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	405,255
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	$1,074,625
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	335,771
		TOTAL	12,392,981
		Financial Institution - Insurance - P&C—2.4%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	300,683
330,000		CNA Financial Corp., 6.50%, 8/15/2016	344,935
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	774,339
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,216,198
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	488,303
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,524,400
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,065,750
		TOTAL	5,714,608
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	639,537
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	541,504
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	322,060
		TOTAL	1,503,101
		Financial Institution - REIT - Healthcare—0.7%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,098,441
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	491,000
		TOTAL	1,589,441
		Financial Institution - REIT - Office—0.9%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	472,224
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	693,323
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	226,960
700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	732,640
		TOTAL	2,125,147
		Financial Institution - REIT - Other—0.9%
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	761,185
600,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	622,735
163,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	189,685
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	459,846
		TOTAL	2,033,451
		Financial Institution - REIT - Retail—1.2%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	960,004
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	441,587
921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,002,648
500,000		Simon Property Group LP, 6.125%, 5/30/2018	552,820
		TOTAL	2,957,059
		Financial Institution - REIT—0.2%
445,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	439,719
		Municipal Services—1.3%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	999,097
1,785,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,962,483
		TOTAL	2,961,580
		Sovereign—0.7%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	565,543
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	348,443
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Sovereign—continued
$510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	$722,635
		TOTAL	1,636,621
		Technology—5.9%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	491,715
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	398,311
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	242,634
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	403,128
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	124,787
600,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	609,067
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	346,135
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,084,500
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	452,767
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	871,021
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	290,917
650,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	655,868
130,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	126,259
300,000		HP Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	299,616
150,000		HP Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	149,958
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,041,416
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	693,776
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	253,506
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	514,329
460,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	449,041
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	297,051
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	185,596
750,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	761,319
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	762,150
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	274,542
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	198,307
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	713,300
250,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	246,393
		TOTAL	13,937,409
		Transportation - Airlines—0.1%
158,222		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	170,476
		Transportation - Railroads—1.2%
82,299		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	91,406
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,136,038
1,250,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,211,867
300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	313,803
150,000		Union Pacific Corp., Sr. Unsecd. Note, 3.75%, 3/15/2024	158,552
		TOTAL	2,911,666
		Transportation - Services—2.2%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,851,860
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	570,672
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,153,949
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	489,506
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	428,870
625,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	645,104
		TOTAL	5,139,961
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—5.4%
$310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	$314,317
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	856,173
1,126,156		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,167,114
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	991,750
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,295,809
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	563,730
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	511,939
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	240,654
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	258,093
438,098	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	453,800
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	898,240
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	368,905
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	498,185
1,090,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,147,564
235,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	234,625
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	445,787
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	253,355
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	861,099
66,915		Waterford 3 Funding Corp., 8.09%, 1/2/2017	67,015
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	458,154
		TOTAL	12,886,308
		Utility - Natural Gas—1.3%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,012,390
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,511,467
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	201,728
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	292,346
		TOTAL	3,017,931
		TOTAL CORPORATE BONDS (IDENTIFIED COST $222,504,715)	227,831,602
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,464		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,780
		Federal National Mortgage Association—0.0%
82		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	92
		Government National Mortgage Association—0.1%
3,493		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	4,046
4,819		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	5,606
6,075		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	7,136
9,329		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	10,856
13,395		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	15,594
851		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	959
9,530		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	11,268
2,657		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	3,107
5,863		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	6,947
19,844		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	23,292
16,367		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	19,254
33,684		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	39,466
1,566		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,834
9

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$5,692		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	$6,971
		TOTAL	156,336
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $134,851)	158,208
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	348,229
		COLLATERALIZED MORTGAGE OBLIGATION—0.4%
		Commercial Mortgage—0.4%
997,736		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.477%, 8/15/2039 (IDENTIFIED COST $989,967)	1,000,221
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	229,163
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,014,192
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,367)	1,243,355
		REPURCHASE AGREEMENT—1.1%
		Banking—1.1%
2,538,000		Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (IDENTIFIED COST $2,538,000)	2,538,000
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $227,700,900)[3]	233,119,615
		OTHER ASSETS AND LIABILITIES - NET—1.4%[4]	3,233,466
		TOTAL NET ASSETS—100%	$236,353,081
At September 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
5U.S. Treasury Note 5-Year Long Futures	118	$14,220,844	December 2015	$15,029
5U.S. Treasury Long Bond Short Futures	79	$12,430,156	December 2015	$164,611
5U.S. Treasury Ultra Bond Short Futures	38	$6,095,438	December 2015	$141,821
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$321,461
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,422,720 and $35,825,366, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $49,062,659, which represented 20.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $47,610,328, which represented 20.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,116,560
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$335,771
3	At September 30, 2015, the cost of investments for federal tax purposes was $227,700,900. The net unrealized appreciation of investments for federal tax purposes
10

excluding any unrealized appreciation resulting from futures contracts was $5,418,715. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,647,073 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,228,358.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
11

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	—	227,831,602	—	227,831,602
Mortgage-Backed Securities	—	158,208	—	158,208
Municipal Bond	—	348,229	—	348,229
Collateralized Mortgage Obligation	—	1,000,221	—	1,000,221
Foreign Governments/Agencies	—	1,243,355	—	1,243,355
Repurchase Agreement	—	2,538,000	—	2,538,000
TOTAL SECURITIES	$—	$233,119,615	—	$233,119,615
OTHER FINANCIAL INSTRUMENTS*	$321,461	$—	$—	$321,461
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—21.0%
		U.S. Treasury Bonds—2.5%
$1,798,909		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	$1,565,279
750,000		2.500%, 2/15/2045	691,186
1,000,000		2.750%, 8/15/2042	976,094
1,250,000		3.000%, 11/15/2044	1,277,808
		TOTAL	4,510,367
		U.S. Treasury Notes—18.5%
1,796,371		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	1,752,584
5,000,000		0.500%, 8/31/2016	5,005,860
2,000,000		0.875%, 7/31/2019	1,977,871
4,000,000		1.375%, 2/29/2020 - 4/30/2020	4,014,707
2,000,000		1.500%, 8/31/2018	2,033,983
1,750,000		1.625%, 7/31/2020	1,771,550
1,000,000		1.750%, 3/31/2022	1,003,057
5,500,000		2.000%, 2/15/2023 - 2/15/2025	5,540,422
2,000,000		2.375%, 8/15/2024	2,060,859
1,500,000		2.750%, 2/15/2024	1,595,039
5,500,000		3.125%, 5/15/2021	5,965,137
		TOTAL	32,721,069
		TOTAL U.S. TREASURIES (IDENTIFIED COST $36,566,698)	37,231,436
		ASSET-BACKED SECURITIES—2.8%
		Auto Receivables—2.8%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,235,266
1,725,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,734,438
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,035,164
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,968,998)	5,004,868
		GOVERNMENT AGENCIES—3.8%
		Federal Farm Credit System—0.7%
1,000,000		5.750%, 12/7/2028	1,309,868
		Federal Home Loan Bank System—0.9%
1,100,000		7.125%, 2/15/2030	1,569,092
		Federal Home Loan Mortgage Corporation—0.9%
1,500,000		5.625%, 11/23/2035	1,510,649
72,000		6.750%, 9/15/2029	105,088
		TOTAL	1,615,737
		Tennessee Valley Authority Bonds—1.3%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,309,641
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,627,835)	6,804,338
		MORTGAGE-BACKED SECURITIES—45.9%
		Federal Home Loan Mortgage Corporation—18.2%
5,460,823	[1]	3.000%, 8/1/2043 - 10/1/2045	5,529,875
5,381,756		3.500%, 4/1/2042 - 9/1/2043	5,622,794
5,306,224		4.000%, 12/1/2041 - 1/1/2042	5,670,405
5,900,880		4.500%, 6/1/2019 - 4/1/2041	6,378,300
2,938,798		5.000%, 7/1/2019 - 6/1/2040	3,206,482
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$3,550,333		5.500%, 12/1/2020 - 3/1/2040	$3,952,257
1,090,889		6.000%, 4/1/2016 - 7/1/2037	1,250,573
212,601		6.500%, 6/1/2022 - 5/1/2031	246,339
306,369		7.000%, 12/1/2029 - 4/1/2032	363,192
69,039		7.500%, 12/1/2030 - 1/1/2031	83,068
8,921		8.500%, 5/1/2030	11,013
3,273		9.000%, 2/1/2025 - 5/1/2025	3,908
		TOTAL	32,318,206
		Federal National Mortgage Association—16.6%
6,863,755		3.500%, 8/1/2042 - 9/1/2042	7,199,228
8,784,211		4.000%, 2/1/2041 - 4/1/2042	9,407,371
6,740,023		4.500%, 12/1/2019 - 2/1/2042	7,326,841
1,550,658		5.000%, 7/1/2034 - 7/1/2040	1,715,085
1,189,316		5.500%, 11/1/2021 - 4/1/2036	1,330,723
1,562,149		6.000%, 4/1/2016 - 3/1/2038	1,774,417
189,691		6.500%, 6/1/2029 - 11/1/2035	222,138
266,372		7.000%, 2/1/2024 - 4/1/2032	314,730
12,168		7.500%, 8/1/2028 - 2/1/2030	14,464
11,885		8.000%, 7/1/2030	14,565
		TOTAL	29,319,562
		Government Agency—1.1%
2,045,234	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	1,977,045
		Government National Mortgage Association—10.0%
1,989,952		3.000%, 7/20/2045	2,035,192
6,273,048		3.500%, 6/15/2042	6,588,906
4,667,285		4.500%, 6/20/2039 - 8/20/2040	5,086,065
798,081		5.000%, 7/15/2034	891,766
2,014,472		6.000%, 4/15/2032 - 7/20/2038	2,324,729
603,173		6.500%, 12/15/2023 - 5/15/2032	705,511
12,965		7.500%, 10/15/2029 - 3/20/2030	15,653
2,502		8.000%, 4/15/2030	3,016
		TOTAL	17,650,838
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $75,070,552)	81,265,651
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.7%
		Non-Agency Mortgage-Backed Securities—6.7%
878,311		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	882,342
811,309		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	732,979
241,355		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	196,853
617,599	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	618,837
2,166,399	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,162,481
770,193	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	791,888
1,511,768	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,550,146
241,381		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	236,529
37,613		Sequoia Mortgage Trust 2010-H1, Class A1, 2.182%, 2/25/2040	37,949
69,856		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	69,769
538,600		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	548,078
973,902	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,019,581
2,056,832	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,109,483
2

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,108,656		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	$941,858
		TOTAL	11,898,773
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,133,631)	11,898,773
		COMMERCIAL MORTGAGE-BACKED SECURITIES—17.4%
		Agency Commercial Mortgage-Backed Securities—12.7%
1,895,199		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	1,968,415
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,137,306
2,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,055,722
807,001		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	818,166
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,200,133
2,912,000	[2,3]	FREMF Mortgage Trust 2011-K701, 4.436%, 7/25/2048	3,046,857
2,750,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.834%, 3/25/2045	2,788,833
1,410,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	1,444,121
		TOTAL	22,459,553
		Non-Agency Commercial Mortgage-Backed Securities—4.7%
201,328	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	201,295
3,201,730		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,235,816
2,141,908	[2,3]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,165,815
743,389	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	749,901
611,420	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	617,989
1,286,094	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,297,430
		TOTAL	8,268,246
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,377,919)	30,727,799
		REPURCHASE AGREEMENT—4.0%
7,079,000	[4]	Interest in $615,000,000 joint repurchase agreement 0.12%, dated 9/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $615,002,050 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $627,302,091. (AT COST)	7,079,000
		TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $173,824,633)[5]	180,011,865
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[6]	(2,850,009)
		TOTAL NET ASSETS—100%	$177,161,856
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $22,541,702, which represented 12.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $22,541,702, which represented 12.7% of total net assets.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	At September 30, 2015, the cost of investments for federal tax purposes was $173,824,633. The net unrealized appreciation of investments for federal tax purposes was $6,187,232. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,940,066 and net unrealized depreciation from investments for those securities having an excess of cost over value of $752,834.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 23, 2015